Employee Benefit Plans (Employee 401(k)) Plan (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Younger than 50 [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution	$ 17,000	$ 16,500	$ 16,500
50 or Older [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution	$ 22,000	$ 22,000	$ 22,000